Information on Geographical Areas - Summary of Additional Information by Country (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee	Dec. 31, 2015 EUR (€) Employee
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank N.V.
Average number of employees at full time equivalent basis | Employee	51,504	51,943	52,720
Total Income	€ 18,590	€ 17,902	€ 18,007
Total assets	843,878	842,216	1,002,228
Result before tax	8,085	6,314	7,334
Taxation	€ 2,539	€ 1,705	€ 1,924
Netherlands [member] | Netherlands [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank N.V.	ING Bank N.V.	ING Bank N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	13,141	13,660	14,586
Total Income	€ 6,396	€ 6,367	€ 6,427
Total assets	239,342	292,255	468,506
Result before tax	2,940	1,941	2,060
Taxation	€ 812	€ 493	€ 678
Belgium [member] | Belgium [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING België N.V.	ING België N.V.	ING België N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	8,893	9,348	9,645
Total Income	€ 3,041	€ 3,057	€ 3,091
Total assets	119,068	131,431	130,916
Result before tax	1,093	457	1,109
Taxation	€ 455	€ 109	€ 329
Belgium [member] | Luxembourg [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Luxembourg S.A.	ING Luxembourg S.A.	ING Luxembourg S.A.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	777	793	774
Total Income	€ 298	€ 274	€ 298
Total assets	14,748	10,783	9,331
Result before tax	68	138	166
Taxation	€ 27	€ 32	€ 35
Rest of Europe [Member] | Poland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank Slaski S.A.	ING Bank Slaski S.A.	ING Bank Slaski S.A.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	8,664	8,735	8,713
Total Income	€ 1,119	€ 992	€ 903
Total assets	29,976	26,581	25,666
Result before tax	444	379	317
Taxation	€ 112	€ 90	€ 60
Rest of Europe [Member] | Germany [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING DiBa A.G.	ING DiBa A.G.	ING DiBa A.G.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	4,587	4,341	4,052
Total Income	€ 2,477	€ 2,117	€ 2,000
Total assets	138,185	134,902	126,171
Result before tax	1,405	1,187	1,044
Taxation	€ 448	€ 377	€ 353
Rest of Europe [Member] | Romania [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	1,968	1,806	1,596
Total Income	€ 314	€ 288	€ 221
Total assets	5,940	5,456	4,685
Result before tax	135	123	78
Taxation	€ 23	€ 21	€ 13
Rest of Europe [Member] | Spain [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	1,135	1,116	1,076
Total Income	€ 509	€ 498	€ 423
Total assets	23,858	23,309	24,457
Result before tax	97	197	144
Taxation	€ 25	€ 51	€ 52
Rest of Europe [Member] | Italy [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	838	833	824
Total Income	€ 336	€ 376	€ 202
Total assets	16,728	15,920	15,828
Result before tax	(4)	100	(87)
Taxation	€ 7	€ 33	€ (15)
Rest of Europe [Member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	603	599	642
Total Income	€ 550	€ 504	€ 556
Total assets	78,573	29,830	32,156
Result before tax	324	290	362
Taxation	€ 76	€ 154	€ (19)
Rest of Europe [Member] | France [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	591	613	625
Total Income	€ 310	€ 280	€ 256
Total assets	10,678	8,614	7,489
Result before tax	93	56	67
Taxation	€ 32	€ 18	€ 23
Rest of Europe [Member] | Russia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank (Eurasia) Z.A.O.	ING Bank (Eurasia) Z.A.O.	ING Bank (Eurasia) Z.A.O.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	270	276	288
Total Income	€ 136	€ 118	€ 185
Total assets	1,607	2,008	2,520
Result before tax	78	69	131
Taxation	€ 20	€ 7	€ 32
Rest of Europe [Member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	245	220	211
Total Income	€ (5)	€ 77	€ 64
Total assets	5,640	3,653	2,519
Result before tax	(55)	40	30
Taxation	€ (11)	€ 8	€ 5
Rest of Europe [Member] | Hungary [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	146	152	162
Total Income	€ 32	€ 37	€ 46
Total assets	1,003	1,358	1,129
Result before tax		(1)	13
Taxation	€ 2	€ 3	€ 5
Rest of Europe [Member] | Slovakia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	497	400	265
Total Income	€ 14	€ 14	€ 13
Total assets	677	715	573
Result before tax	2	3	8
Taxation	€ 1	€ 1	€ 2
Rest of Europe [Member] | Ukraine [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	PJSC ING Bank Ukraine	PJSC ING Bank Ukraine	PJSC ING Bank Ukraine
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	106	111	120
Total Income	€ 30	€ 59	€ 46
Total assets	321	622	616
Result before tax	9	47	27
Taxation	€ 2	€ 7	€ 5
Rest of Europe [Member] | Austria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING DiBa A.G.	Branch of ING DiBa A.G.	Branch of ING DiBa A.G.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Retail banking
Average number of employees at full time equivalent basis | Employee	225	196	169
Total Income	€ 80	€ 86	€ 93
Total assets	682	360	321
Result before tax	25	37	51
Taxation	€ (1)	€ (4)	€ 9
Rest of Europe [Member] | Bulgaria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	70	76	76
Total Income	€ 9	€ 9	€ 10
Total assets	268	€ 274	267
Result before tax	€ (2)		€ (2)
Rest of Europe [Member] | Ireland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	43	42	39
Total Income	€ 57	€ 53	€ 64
Total assets	2,337	1,910	1,697
Result before tax	47	54	36
Taxation	€ 6	€ 7	€ 5
Rest of Europe [Member] | Portugal [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	11	11	2
Total Income	€ 14	€ 14	€ 3
Total assets	667	642	616
Result before tax	9	10	3
Taxation	€ 3	€ 3	€ 1
Rest of Europe [Member] | Switzerland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING België N.V.	Branch of ING België N.V.	Branch of ING België N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	204	192	177
Total Income	€ 224	€ 187	€ 187
Total assets	9,737	9,150	6,927
Result before tax	145	122	105
Taxation	€ 38	€ 33	€ 30
North America [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Belgian Overseas Agencies Ltd.	Belgian Overseas Agencies Ltd.	Belgian Overseas Agencies Ltd.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Total assets	€ 2	€ 1
North America [Member] | United States [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Financial Holdings Corp.	ING Financial Holdings Corp.	ING Financial Holdings Corp.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	564	519	492
Total Income	€ 724	€ 732	€ 720
Total assets	42,873	42,571	47,784
Result before tax	371	377	423
Taxation	€ 134	€ 110	€ 122
Latin America [Member] | Brazil [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	78	70	56
Total Income	€ 47	€ 43	€ 48
Total assets	1,184	2,097	1,496
Result before tax	16	€ 13	32
Taxation	€ 4		€ 12
Latin America [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Capital Colombia S.A.S.	ING Capital Colombia S.A.S.
a Main activity	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	2	2
Total Income	€ 1
Total assets	€ 2	€ 1
Latin America [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Consulting, S.A. de C.V.	ING Consulting, S.A. de C.V.	ING Consulting, S.A. de C.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	8	7	8
Total Income	€ 1	€ 1
Total assets	2	2	€ 1
Result before tax	€ (2)	€ (1)
Asia [Member] | China [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	81	72	59
Total Income	€ 35	€ 36	€ 39
Total assets	2,298	2,049	1,551
Result before tax	7	7	16
Taxation	€ (2)	€ (2)	€ 10
Asia [Member] | Japan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	35	33	30
Total Income	€ 33	€ 36	€ 31
Total assets	2,238	3,702	6,772
Result before tax	17	22	20
Taxation	€ 11	€ 9	€ 9
Asia [Member] | Singapore [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	512	502	472
Total Income	€ 297	€ 194	€ 386
Total assets	25,803	25,780	19,111
Result before tax	133	22	230
Taxation	€ 9	€ 5	€ 30
Asia [Member] | Hong Kong [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	108	106	103
Total Income	€ 94	€ 80	€ 85
Total assets	7,850	5,964	5,052
Result before tax	55	40	49
Taxation	€ 7	€ 7	€ 1
Asia [Member] | Philippines [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	604	423	249
Total Income	€ 18	€ 17	€ 22
Total assets	322	402	436
Result before tax	6	4	5
Taxation	€ 2	€ (2)	€ 3
Asia [Member] | South Korea [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	82	87	68
Total Income	€ 55	€ 46	€ 53
Total assets	4,602	4,107	3,642
Result before tax	21	14	23
Taxation	€ 6	€ (1)	€ 6
Asia [Member] | Taiwan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	33	32	34
Total Income	€ 23	€ 15	€ 23
Total assets	3,910	2,484	1,744
Result before tax	€ 11	3	12
Taxation		€ 1	€ 1
Asia [Member] | Indonesia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	PT ING Securities Indonesia	PT ING Securities Indonesia	PT ING Securities Indonesia
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	5	5	5
Total Income	€ 1	€ 1	€ 1
Total assets	€ 6	€ 7	€ 7
Asia [Member] | Malaysia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	5	5	4
Total assets	€ 29	€ 3	€ 4
Result before tax	€ (1)
Asia [Member] | India [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Total Income	€ 1
Total assets	2	€ 2	€ 2
Result before tax	€ 1
Asia [Member] | Turkey [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank A.S.	ING Bank A.S.	ING Bank A.S.
a Main activity	Wholesale banking/Retail banking	Wholesale banking/Retail banking	Wholesale banking/Retail banking
Average number of employees at full time equivalent basis | Employee	5,221	5,497	6,070
Total Income	€ 741	€ 757	€ 641
Total assets	13,798	15,864	17,544
Result before tax	267	225	155
Taxation	€ 54	€ 45	€ 34
Asia [Member] | United Arab Emirates [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	Branch of ING Bank N.V.	Branch of ING Bank N.V.	Branch of ING Bank N.V.
a Main activity	Wholesale banking	Wholesale banking	Wholesale banking
Average number of employees at full time equivalent basis | Employee	10	10	7
Total assets		€ 1
Result before tax	€ (2)	€ (2)	€ (1)
Australia [member] | Australia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Bank (Australia) Ltd.	ING Bank (Australia) Ltd.	ING Bank (Australia) Ltd.
a Main activity	Retail banking	Retail banking	Retail banking
Average number of employees at full time equivalent basis | Employee	1,143	1,053	1,021
Total Income	€ 577	€ 505	€ 490
Total assets	37,982	36,691	33,507
Result before tax	330	309	328
Taxation	€ 235	€ 90	€ 92
Other [member] | Mauritius [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	ING Mauritius Ltd.	ING Mauritius Ltd.	ING Mauritius Ltd.
a Main activity	Investment management	Investment management	Investment management
Total Income	€ 1	€ 32	€ 380
Total assets	€ 939	715	1,186
Result before tax		€ 32	€ 380